EDGAR

                                           March 8, 2006

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Filing Pursuant to Rule 497(j)
         John Hancock Capital Series
            John Hancock Allocation Core Portfolio
            John Hancock Allocation Growth + Value Portfolio
            John Hancock Classic Value Fund
            John Hancock Core Equity Fund
            John Hancock Large Cap Select Fund
            John Hancock U.S. Global Leaders Growth Fund
        File Nos. 2-29502; 811-1677

CERTIFICATE UNDER RULE 497 (j)

Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statements of Additional Information dated March 1, 2006 for the above-captioned registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of the most recent registration statement that has been filed electronically.

                                           Sincerely,

                                           /s/Marilyn Lutzer
                                           Marilyn Lutzer
                                           Manager
                                           Federal Compliance